OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 4,560	$ 4,029
Government authorities	2,108	2,947
Accrued interest	1,059	198
Foreign currency derivative contracts	23	980
Short-term lease deposits	163	185
Others	72	151
Other receivables and prepaid expenses	$ 7,985	$ 8,490